Liquidity and Going Concern - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 08, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 09, 2024	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss		$ (3,261,000)	$ (4,805,000)	$ (13,316,000)	$ (20,275,000)
Accumulated deficit		(483,762,000)		(480,501,000)	(467,185,000)
Net cash used in operating activities		(4,513,000)	(5,793,000)	(12,851,000)	(12,972,000)
Stockholders' deficit		$ (4,837,000)	2,676,000	(1,348,000)	6,445,000		$ 10,836,000
Stockholders' equity requirement	$ 2,500,000		$ 895,000	$ 5,005,000	$ 15,278,000
Net income from continuing operations	500,000
Maintain minimum market value of listed securities	$ 35,000,000
Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Warrants And Rights Outstanding						$ 7,250,000